CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Restricted cash	$ 73,877,902	¥ 514,323,181		¥ 208,345,389
Allowance for doubtful accounts of accounts receivable and contract assets	27,709,775	192,909,907	$ 31,775,307	221,213,326
Loans at fair value	399,657,112	2,782,332,885		33,417,119
Prepaid expenses and other current assets	176,128,276	1,226,169,830		115,192,835
Payable to investors at fair value of the Consolidated Trusts	431,835,082	3,006,349,475
Guarantee liabilities	2,510,170	17,475,303	$ 3,001,839	20,898,201
Short-term bank borrowings				198,000,000
Accrued payroll and welfare	9,142,532	63,648,476		93,463,926
Other tax payable	8,343,500	58,085,777		134,129,068
Income tax payable	48,980,931	340,995,447		312,238,213
Deposit payable to channel cooperators	15,645,876	108,923,460		134,042,199
Accrued expenses and other liabilities	39,420,765	274,439,480		178,701,474
Other non-current liabilities	6,076,005	42,299,924
Deferred tax liabilities	$ 188,093	¥ 1,309,468		¥ 47,427,564
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	320,667,943	320,667,943	303,614,298	303,614,298
Common shares, shares outstanding (in shares) | shares	320,667,943	320,667,943	303,614,298	303,614,298
Consolidated Trusts
Restricted cash	$ 64,635,405	¥ 449,978,760		¥ 4,861,491
Loans at fair value	399,657,112	2,782,332,885		33,417,119
Prepaid expenses and other current assets	5,325,345	37,073,985		296,080
Payable to investors at fair value of the Consolidated Trusts	431,835,082	3,006,349,475
Other tax payable	378,712	2,636,517		284,564
Accrued expenses and other liabilities	$ 1,821,737	12,682,569
Consolidated VIEs
Payable to investors at fair value of the Consolidated Trusts		3,006,349,475		0
Guarantee liabilities		11,140,899		19,297,718
Short-term bank borrowings		0		198,000,000
Accrued payroll and welfare		22,677,991		23,329,971
Other tax payable		34,725,447		95,184,938
Income tax payable		227,047,349		93,611,597
Accrued expenses and other liabilities		103,479,695		117,547,625
Other non-current liabilities		26,683,382		0
Deferred tax liabilities		¥ 688,209		¥ 47,145,390